(212) 318-6054

vadimavdeychik@paulhastings.com

October 26, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Brookfield Real Assets Income Fund Inc. (the “Fund”)

File No: 811-23157

Ladies and Gentlemen:

The Fund is filing this preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Materials”) relating to a special meeting of stockholders of the Fund to be held on December 10, 2020.  These Preliminary Proxy Materials are being filed in connection with the approval of a new sub-advisory agreement for the Fund and the ratification of the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2020.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the Preliminary Proxy Materials.  Thank you.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP